Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	192,701	192,701
Common stock, shares issued	77,057.894	71,963.894
Common stock, shares outstanding	77,057.894	71,963.894
Accounts receivable, net of allowance for credit losses (in Dollars)	$ 3,417,845	$ 2,073,836
Redeemable convertible preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	307,299	307,299
Redeemable convertible preferred stock,shares issued	307,298.151	307,298.151
Redeemable convertible preferred stock, shares outstanding	307,298.151	307,298.151
Redeemable convertible preferred stock,redemption amount	253,045,305	253,045,305
Kludein I Acquisition Corp.
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock | Kludein I Acquisition Corp.
Subject to possible redemption, shares	10,404,394	17,250,000
Subject to possible redemption value (in Dollars per share)	$ 10.3	$ 10
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	280,000,000	280,000,000
Common stock, shares issued
Common stock, shares outstanding
Class B Common Stock | Kludein I Acquisition Corp.
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500